Long Term Incentive Programs	12 Months Ended
Dec. 31, 2023
Long Term Incentive Programs
Long Term Incentive Programs

Note 8

Long Term Incentive Programs

In December 2021, a new remuneration scheme was agreed starting in January 2022 and replacing the existing share-based incentive schemes for the majority of eligible employees. The terms of the programme initiated in December 2021 are:

(i)with effect from 2021, an annual cash bonus up to 12 months of salary for the CEO, and up to 6 months for selected employees. This bonus is at the discretion of the board and paid in cash the following January. Bonuses regarding selected employees is expensed in 2023.

(ii) with effect from 2021, an annual cash bonus up to 3 months of salary for other employees. This bonus paid based on Company, team and individual performance. The bonus is paid in cash at the end of the calendar year.

(iii) in January 2022, the executive management and selected employees were granted from 10,393 to 55,430 Restricted Share Units (RSU) which will vest July 2024 and are conditional upon continued employment within Cadeler. The total value of the RSU allocation is calculated based on the Company's closing share price on Nasdaq Copenhagen A/S on the day of the grant and the value is EUR 394 thousand (EUR 3.3 per RSU). The expense recognised in profit and loss for the year amounts to EUR 143 thousand (EUR 157 thousand in 2022).The average remaining contractual life as of 31 December 2023 is 0.5 years.

(iv) in January 2022, the executive management and selected employees were granted from 10,393 to 55,430 Options in Cadeler shares which will vest May 2024 and expire in April 2027. The strike price will range from NOK 36.02 to NOK 38.42 depending on the exercise period and are conditional upon continued employment within Cadeler. The fair value of these granted options was determined using the Black-Scholes model and the value is EUR 160 thousand (EUR 1.3 per RSU). The expense recognised in profit and loss for the year amounts to EUR 62 thousand (EUR 69 thousand in 2022). The average remaining contractual life for the options as of 31 December 2023 is 3.3 years.

For the programmes described in (iii) and (iv) the annualised volatility of the shares 48.1% is based on the historical volatility of the price of shares, annual risk free interest rate of 1%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.

(v) in May 2022, the executive management and selected employees were granted from 43,420 to 221,719 Options in Cadeler shares which will vest in May 2025 and expire in May 2028. The strike price will be NOK 40.24 and is conditional upon continued employment within Cadeler. The fair value of these granted options was determined using the Black-Scholes model and the value is EUR 761 thousand (EUR 1.3 per RSU). The expense recognised in profit and loss for the year amounts to EUR 237 thousand. The average remaining contractual life for the options as per 31 December 2023 is 4.3 years. The annualised volatility of the shares 42.5% is based on the historical volatility of the price of shares, annual risk free interest rate of 2.8%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.

(vi) in January 2023, the executive management and selected employees were granted from 19,760 to 130,416 Restricted Share Units which will vest in July 2025 and are conditional upon continued employment within Cadeler. The total value of the RSU allocation is calculated based on the Black-Scholes model and the value is EUR 1.2 million (EUR 3.0 per RSU). The expense recognised in profit and loss for the year amounts to EUR 498 thousand. The average remaining contractual life is 1.5 years. The average share price is NOK 36.56.

(vii) In August 2023, the executive management and selected employees were granted from 88,920 to 385,320 Options in Cadeler shares which will vest in August 2026 and expire in August 2029. The strike price will be NOK 45.49 and is conditional upon continued employment within Cadeler. The fair value of these granted options was determined using the Black-Scholes model and the value is EUR 2.2 million (EUR 1.8 per RSU). The expense recognised in profit and loss for the year amounts to EUR 250 thousand. The average remaining contractual life for the options as of 31 December 2023 is 5.5 years.

The annualised volatility of the shares 61.0% is based on the historical volatility of the price of shares, annual risk free interest rate of 2.68%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.

The Group previously had a share-based incentive scheme for its key employees in connection with the IPO, with the following key terms:

(viii) an incentive varying from 1 to 8 months of salary of the key employee paid in shares in the event the Offering is successful. The gross monthly salary and share price for the basis of calculation of the shares to be issued is based on the gross monthly salary of the employee and share price on the first day of trading of the shares. The initial share price was set at observable input 27 November 2020 (146,626 shares) and was paid out in cash at the share price after the vesting period 27 November 2021.

The initial cost was calculated to EUR 504 thousand but was paid out at EUR 734 thousand. The charge to equity amounts to EUR 230 thousand.

(ix) an incentive varying from 2 to 4 months of salary of the key employee paid in shares for the continuous employment of the employee for each full calendar year of 2020 and 2021. The incentive will be paid with the employee’s salary in June in the following year, i.e., in June 2021 and June 2022. The gross monthly salary and share price for the basis of calculation of the shares to be issued is based on the gross monthly salary of the employee and share price on the date the incentive will be paid in June 2021 and June 2022. As stated above this programme was terminated for most of employees and this part is reversed in equity and in profit and loss as well. The amount reversed regarding 2020 is EUR 3 thousand and 2021 EUR 167 thousand.

(x) with effect from 2021, a tiered annual bonus scheme for the CEO of the Company linked to KPIs and business profitability, which is capped at 8 months of gross monthly salary of the CEO paid in shares. The gross monthly salary and share price for the basis of calculation of the shares to be issued is based on the gross monthly salary of the CEO and shares price on the date falling 30 days from the date of filing of the audited accounts of the Company for the financial year.

As stated above this programme is terminated and was replaced with a cash bonus. The programme was accounted for as a cash-based incentive programme for 2021 and the full cash bonus was expensed for in 2021.

None of these instruments are exercisable at the reporting period.

	2023				2022
	Executive		Other		Executive		Other
	management		employees		management		employees
Outstanding instruments – Options	Number	WAEP[1]	Number	WAEP¹	Number	WAEP¹	Number	WAEP[1]
Outstanding at 1 January	344,589	3.16	330,963	3.15	—	—	—	—
Granted during the year	622,440	3.64	563,160	3.64	344,589	3.16	330,963	3.15
Forfeited during the year	—	—	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—
Outstanding at 31 December	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15

	2023				2022
	Executive		Other		Executive		Other
	management		employees		management		employees
Outstanding instruments - RSU	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹	Number	WAEP¹
Outstanding at 1 January	55,430	—	65,823	—	—	—	—	—
Granted during the year	189,696	—	205,504	—	55,430	—	65,823	—
Forfeited during the year	—	—	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—
Outstanding at 31 December	245,126	—	271,327	—	55,430	—	65,823	—

1EUR Weighted average exercise price (WAEP).